Note 7 - Stockholders' Equity and Dividend Restrictions	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
NOTE
7
- Stockholders' Equity and Dividend Restrictions

Statutory restrictions limit the amount of dividends which
may
be paid by Investors Heritage Life. Generally, dividends during any year may
not be paid, without prior regulatory approval, in excess of the lesser of (a)
10
percent of statutory surplus as of the preceding
December
31,
or (b) statutory net gain from operations for the preceding year. For
2017,
the maximum dividend that Investors Heritage Life can pay to Investors Heritage Capital without regulatory approval is
$1,819,285.